Loans and Allowance for Credit Losses, Commitments to Lend (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	$ 395,030	$ 379,673
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	201,061	185,947
Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	5,419	4,596
Commercial Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	7,347	5,698
Foreign Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	6,083	7,775
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	219,910	204,016
Real estate 1-4 family first mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	37,185	36,562
Real estate 1-4 family junior lien mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	55,207	58,618
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	65,111	62,019
Other revolving credit and installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	17,617	18,458
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	$ 175,120	$ 175,657